Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair values of short-term investments, contingent asset and liability

The fair values at March 31, 2013 of our short-term investments and our contingent liability are summarized in the following table:

	March 31, 2013
	Total Fair Value	Fair Value Determined Under:
		(Level 1)	(Level 2)	(Level 3)
Short-term investments	$10,597,514	$—	$10,597,514	$—
Contingent liability	$(170,000)	$—	$—	$(170,000)

The fair values at December 31, 2012 and 2011 of our short-term investments and our contingent asset and liability related to the SynthRx acquisition are summarized in the following tables:

	December 31, 2012
		Fair Value Determined Under:
	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
Short-term investments	$14,010,962	$ —	$14,010,962	$—
Contingent asset	$—	$ —	$—	$—
Contingent liability	$(142,500)	$ —	$—	$(142,500)

	December 31, 2011
	Total Fair Value	Fair Value Determined Under:
		(Level 1)	(Level 2)	(Level 3)
Short-term investments	$7,133,697	$—	$7,133,697	$—
Contingent asset	$815,011	$—	$—	$815,011
Contingent liability	$(140,125)	$—	$—	$(140,125)

Reconciliation of the contingent asset and liability that are measured and recorded at fair value on a recurring basis using significant unobservable inputs

A reconciliation of the contingent liability for the three months ended March 31, 2013 is as follows:

Three months ended March 31, 2013
Balance at December 31, 2012	$(142,500)
Settlements	—
Total net unrealized gains (losses) included in earnings	(27,500)
Total net unrealized gains (losses) included in other comprehensive income	—
Transfers into level 3 (gross)	—
Transfers out of level 3 (gross)	—

Balance at March 31, 2013	$(170,000)

Change in unrealized gains or losses for the period included in earnings for liabilities held at March 31, 2013	$(27,500)

A reconciliation of the contingent asset and contingent liability that are measured and recorded at fair value on a recurring basis using significant unobservable inputs (Level 3) in the year ended December 31, 2012 is as follows:

	Year ended December 31, 2012
	Contingent Asset	Contingent Liability
Beginning balance	$815,011	$(140,125)
Settlements	(886,988)	—
Total net unrealized gains (losses) included in earnings	71,977	(2,375)
Total net unrealized gains (losses) included in other comprehensive income	—	—
Transfers into level 3 (gross)	—	—
Transfers out of level 3 (gross)	—	—

Ending balance	$—	$(142,500)

Change in unrealized gains or losses for the period included in earnings for assets or liabilities held at December 31, 2012	$—	$(2,375)

Summary Of Inputs Used In Calculation Of Contingent Liability

The following inputs were used in the calculation of the contingent liability at March 31, 2013:

Contingent Liability
Number of shares to be issued	250,000
Market price of our common stock at March 28, 2013	$0.68
Probability of achievement of the First Milestone	100%

The following inputs were used in the calculation of the contingent liability at December 31, 2012:

Contingent Liability
Number of shares to be issued	250,000
Market price of our common stock at December 31, 2012	$0.57
Probability of achievement of the First Milestone (significant unobservable input)	100%